Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Operating Revenues	$ 30,045		$ 29,007		$ 28,552		$ 28,242		$ 28,436		$ 27,913		$ 27,536		$ 26,990		$ 115,846	$ 110,875	$ 106,565
Operating Income (Loss)	(3,169)		5,483		5,651		5,195		(1,112)		4,647		4,892		4,453		13,160	12,880	14,645
Net income attributable to Verizon	(4,229)	[1]	1,593	[1]	1,825	[1]	1,686	[1]	(2,023)	[1]	1,379	[1]	1,609	[1]	1,439	[1]	875	2,404	2,549
Earnings (Loss) Per Share, Basic	$ (1.48)	[1]	$ 0.56	[1]	$ 0.64	[1]	$ 0.59	[1]	$ (0.71)	[1]	$ 0.49	[1]	$ 0.57	[1]	$ 0.51	[1]	$ 0.31	$ 0.85	$ 0.90
Earnings (Loss) Per Share, Diluted	$ (1.48)	[1]	$ 0.56	[1]	$ 0.64	[1]	$ 0.59	[1]	$ (0.71)	[1]	$ 0.49	[1]	$ 0.57	[1]	$ 0.51	[1]	$ 0.31	$ 0.85	$ 0.90
Net Income (Loss)	$ (1,926)		$ 4,292		$ 4,285		$ 3,906		$ (212)		$ 3,542		$ 3,604		$ 3,264		$ 10,557	$ 10,198	$ 10,217

[1]	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.